Investments (Textuals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments (Textuals)
Realized gain (losses) from sale of securities	$ 538	$ 3,987
Proceeds from sale of available-for-sale securities	39,586	55,987	$ 50,431
Cash surrender value of insurance contracts	$ 73,854	$ 72,214